FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of Foreign Currency Risk on Net Working Capital and Sensitivity Analysis [Table Text Block]
	Canadian	Canadian	Canadian
	Dollars	Dollars	Dollars
	2023	2022	2021
Cash	$32,733	12,453	3,899
Accounts payable	(49,300)	(130,208)	(138,709)
Loan	(40,000)	(40,000)	(40,000)
Total foreign currency working capital	(56,567)	(157,755)	(174,810)
US$ exchange rate	0.7561	0.7383	0.7888
Total foreign currency net working capital in US$	(42,770)	(116,471)	(137,890)
Impact of a 10% strengthening of the US$ on net income (loss)	(4,277)	(11,647)	(13,789)